UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Municipal Value Fund, Inc. (NCA)
	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.4% (99.6% of Total Investments)

	MUNICIPAL BONDS – 101.4% (99.6% of Total Investments)

	Consumer Staples – 4.5% (4.4% of Total Investments)
$ 2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/18 at 100.00	B2	$ 1,965,540
	Los Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
195	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	12/15 at 100.00	BBB+	195,002
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,940	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,594,304
	Bonds, Series 2007A-1, 5.000%, 6/01/33
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	3,246,308
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/15 at 100.00	B–	3,185,420
	Bonds, Series 2005A-1, 5.500%, 6/01/45
13,205	Total Consumer Staples			12,186,574
	Education and Civic Organizations – 0.5% (0.5% of Total Investments)
65	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	4/16 at 100.00	A3	65,095
	2005A, 5.000%, 10/01/35
450	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	508,392
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
700	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	787,899
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,215	Total Education and Civic Organizations			1,361,386
	Health Care – 12.1% (11.9% of Total Investments)
285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	324,954
	Refunding Series 2015A, 5.000%, 8/15/43
555	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	624,536
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
350	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	397,852
	Series 2014A, 5.000%, 10/01/38
690	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	774,739
	Series 2014B, 5.000%, 10/01/44
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –
	San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	AA–	643,014
670	5.250%, 8/15/41	8/21 at 100.00	AA–	746,842
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,197,250
	6.000%, 8/15/42
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,541,455
	5.250%, 11/15/46 (UB)
2,270	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	A–	2,356,010
	of Central California, Series 2007, 5.250%, 2/01/27
2,625	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	2,930,603
	Series 2012A, 5.000%, 4/01/42
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	3,165,960
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	1,089,840
	Healthcare West, Series 2008C, 5.625%, 7/01/35
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,501,376
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	3,089,888
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,253,522
	6.750%, 11/01/39
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	3,082,033
	6.000%, 11/01/41
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	2,130,800
	7.500%, 12/01/41
30,130	Total Health Care			32,850,674
	Housing/Multifamily – 2.2% (2.2% of Total Investments)
1,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,134,200
	Series 2010A, 6.400%, 8/15/45
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,181,158
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
65	5.250%, 8/15/39	8/24 at 100.00	BBB	72,953
175	5.250%, 8/15/49	8/24 at 100.00	BBB	195,759
2,275	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	1/16 at 100.00	N/R	2,277,298
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
1,105	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	1/16 at 100.00	N/R	1,106,569
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
5,690	Total Housing/Multifamily			5,967,937
	Housing/Single Family – 0.8% (0.8% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AA	2,165,035
	12/01/42 (Alternative Minimum Tax)
40	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	40,700
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,165	Total Housing/Single Family			2,205,735
	Long-Term Care – 1.7% (1.6% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	AA–	4,394,920
	The Institute on Aging, Series 2008A, 5.650%, 8/15/38
180	California Statewide Community Development Authority, Certificates of Participation, Internext	4/16 at 100.00	BBB+	180,758
	Group, Series 1999, 5.375%, 4/01/17
4,180	Total Long-Term Care			4,575,678
	Tax Obligation/General – 20.8% (20.5% of Total Investments)
1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2013,	No Opt. Call	AA–	1,176,040
	5.000%, 2/01/29
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2014,	8/24 at 100.00	AA–	1,170,780
	5.000%, 8/01/31
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015,	8/25 at 100.00	AA–	3,525,030
	5.000%, 8/01/34
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	AA–	2,914,475
1,000	6.000%, 11/01/39	11/19 at 100.00	AA–	1,191,280
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	2,314,040
	California State, General Obligation Bonds, Various Purpose Series 2013:
2,500	5.000%, 4/01/37	4/23 at 100.00	AA–	2,865,925
2,500	5.000%, 2/01/43	No Opt. Call	AA–	2,834,075
2,240	5.000%, 11/01/43	11/23 at 100.00	AA–	2,567,264
	California State, General Obligation Bonds, Various Purpose Series 2014:
5,000	5.000%, 5/01/32	5/24 at 100.00	AA–	5,811,750
1,970	5.000%, 10/01/39	10/24 at 100.00	AA–	2,265,500
6,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA	700,020
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
10,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	2,730,700
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46
2,000	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,038,380
	NPFG Insured
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/36 at 100.00	Aaa	9,019,774
	Election 2010 Series 2011A, 0.000%, 9/01/41
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3	1,452,304
	Bonds, Series 2010B, 5.500%, 8/01/35
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	12,122,788
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
76,765	Total Tax Obligation/General			56,700,125
	Tax Obligation/Limited – 23.6% (23.2% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	12/15 at 100.00	BBB+	1,001,260
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	4/16 at 100.00	AA	3,002,490
1,000	5.625%, 10/01/33 – RAAI Insured	4/16 at 100.00	AA	1,000,210
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	4,136,510
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
1,250	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	1,430,788
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	1,164,950
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	2,398,900
	2009-I, 6.375%, 11/01/34
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A+	3,414,510
	2012G, 5.000%, 11/01/37
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	1,023,653
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	1,038,840
	2007A, 5.000%, 9/01/23 – AMBAC Insured
750	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/16 at 100.00	A	757,590
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
8,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	9,257,242
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	690,957
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	152,619
355	5.125%, 9/01/36	9/16 at 100.00	N/R	360,676
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AA–	2,542,650
	5.000%, 6/01/31 – NPFG Insured
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB	854,490
	Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24
3,520	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	3,973,552
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
370	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	460,909
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	169,270
	Project, Series 2011, 6.750%, 9/01/40
5,910	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	No Opt. Call	AA	5,934,231
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29
160	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	172,498
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
950	5.250%, 9/01/30	9/23 at 100.00	N/R	1,024,480
860	5.750%, 9/01/39	9/23 at 100.00	N/R	933,341
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,232,435
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	500,482
	2011A, 5.750%, 9/01/30
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	98,262
	Area, Series 2011B, 6.500%, 10/01/25
2,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	3/16 at 100.00	N/R	2,006,300
	Series 2005, 5.050%, 9/01/30
50	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	53,679
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40 (WI/DD, Settling 12/03/15)
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,118,260
	Refunding Series 2012A, 5.000%, 4/01/42
170	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	180,220
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	78,517
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33	2/21 at 100.00	BBB+	78,146
80	7.000%, 8/01/41	2/21 at 100.00	BBB+	96,179
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/16 at 100.00	AA	2,761,303
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	823,649
	Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
400	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	424,844
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	625,430
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	124,256
	7.000%, 10/01/26
1,330	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	12/17 at 100.00	AA	1,366,083
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	A3	1,981,441
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	1,101,370
	5.000%, 10/01/32 – AGM Insured
590	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	3/16 at 100.00	N/R	591,121
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	1/16 at 100.00	N/R	1,736,090
	5.375%, 7/01/21 – AMBAC Insured
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	230,932
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
59,570	Total Tax Obligation/Limited			64,105,615
	Transportation – 9.2% (9.0% of Total Investments)
1,820	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	2,155,754
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,945	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	2,135,279
4,010	5.750%, 1/15/46	1/24 at 100.00	BBB–	4,658,497
4,010	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,682,557
5,665	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/25 at 100.00	AA	6,378,167
	Airport, Senior Lien Series 2015D, 5.000%, 5/15/41 (Alternative Minimum Tax)
3,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C, 5.000%, 8/01/44	8/24 at 100.00	AA	3,420,510
185	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/16 at 100.00	N/R	186,236
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
1,210	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	1,374,524
	(Alternative Minimum Tax)
21,845	Total Transportation			24,991,524
	U.S. Guaranteed – 18.6% (18.2% of Total Investments) (4)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	2,540,325
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
1,600	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	N/R (4)	1,687,040
	of Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (4)	1,072,370
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA– (4)	1,547,235
	8/01/36 (Pre-refunded 8/01/16) – NPFG Insured
2,005	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	2,390,963
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA (4)	416,593
	5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB+ (4)	1,753,476
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Election of 2004,	7/16 at 100.00	Aa2 (4)	1,541,475
	Series 2006F, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
18,475	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A (4)	11,885,521
	Series 2008B, 0.000%, 9/01/23 (Pre-refunded 9/01/16)
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AA+ (4)	8,504,360
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
16,685	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	12,241,614
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	679,400
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (4)	3,251,670
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
910	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+ (4)	964,018
	2007A, 5.000%, 4/01/36 (Pre-refunded 4/01/17) – AMBAC Insured
60,300	Total U.S. Guaranteed			50,476,060
	Utilities – 1.5% (1.5% of Total Investments)
2,000	California Statewide Communities Development Authority, Certificates of Participation, Rio	12/15 at 100.00	N/R	1,999,860
	Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,189,088
	2007A, 5.500%, 11/15/37
3,800	Total Utilities			4,188,948
	Water and Sewer – 5.9% (5.8% of Total Investments)
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,187,960
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/29
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
1,375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,467,414
2,675	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,835,607
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,306,600
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A	2,004,586
3,000	5.500%, 1/01/38	1/18 at 100.00	A	3,224,280
14,900	Total Water and Sewer			16,026,447
$ 293,765	Total Long-Term Investments (cost $246,937,904)			275,636,703

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.4% of Total Investments)

	MUNICIPAL BONDS – 0.4% (0.4% of Total Investments)

	Health Care – 0.4% (0.4% of Total Investments)
$ 880	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 880,695
	Health System, Series 2014A, 6.000%, 12/15/15 (5)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,079
	Health System, Series 2014B, 6.000%, 12/15/15 (5)
130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	130,103
	Health System, Series 2014C, 6.000%, 12/15/15 (5)
$ 1,110	Total Short-Term Investments (cost $1,110,000)			1,110,877
	Total Investments (cost $248,047,904) – 101.8%			276,747,580
	Floating Rate Obligations – (1.7)%			(4,490,000)
	Other Assets Less Liabilities – (0.1)%			(496,492)
	Net Assets Applicable to Common Shares – 100%			$ 271,761,088

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$275,636,703	$ —	$275,636,703
Short-Term Investments:
Municipal Bonds	—	—	1,110,877	1,110,877
Total	$ —	$275,636,703	$1,110,877	$276,747,580

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $243,605,491.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$29,034,566
Depreciation	(381,751)
Net unrealized appreciation (depreciation) of investments	$28,652,815

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 29, 2016